STOCKHOLDERS’ EQUITY (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2021	May 31, 2021
Equity [Abstract]
SCHEDULE OF OUTSTANDING STOCK WARRANTS

A summary of the status of the Company’s outstanding stock warrants as of August 31, 2021 is as follows:

	Number of Shares	Average Exercise Price
Outstanding – May 31, 2020	803,001	$83.01

Granted during the year ended May 31, 2021	17,063	$20.66
Outstanding – May 31, 2021	820,064	$10.38
Warrants granted during the quarter ended August 31, 2021	1,257,312	$11.26
Sale of warrants during the quarter	100,000	$20.00
Warrants exercisable – August 31, 2021	2,177,376	$38.08

A summary of the status of the Company’s outstanding stock warrants for the years ended May 31, 2021 and 2020 is as follows:

	Number of Shares	Average Exercise Price
Outstanding – May 31, 2019	803,001	$83.01
Outstanding – May 31, 2020	803,001	83.01
Granted – May 31, 2020	17,063	20.66
Outstanding – May 31, 2021	820,064	$81.71